Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Peerless Option Income Wheel ETF [Member]
Shareholder Report [Line Items]
Fund Name	Peerless Option Income Wheel ETF
Class Name	Peerless Option Income Wheel ETF
Trading Symbol	WEEL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Peerless Option Income Wheel ETF (the "Fund") for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.peerlessetfs.com. You can also request this information by contacting us at (844) 408‑8111 or by writing to the Peerless Option Income Wheel ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(844) 408‑8111
Additional Information Website	www.peerlessetfs.com
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Peerless Option Income Wheel ETF	$50	0.93%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.93% [1]
Material Change Date	Oct. 15, 2025
Net Assets	$ 18,448,000
Holdings Count | Holdings	31
Advisory Fees Paid, Amount	$ 72,234
Investment Company, Portfolio Turnover	277.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Thousands)	$18,448
Number of Holdings	31
Total Advisory Fee	$72,234
Portfolio Turnover Rate	277%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

*

(         )

Percentages are based on total net assets. Cash & Cash Equivalents represents cash, short-term investments and other assets in excess of liabilities.

*	Less than (0.05%) of net assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Top Ten Holdings	(% of total net assets)
United States Treasury Bills	84.0
iShares Biotechnology ETF	3.3
First American Government Obligations Fund - Class X, 4.05%	2.8
VanEck Oil Services ETF	2.1
iShares U.S. Home Construction ETF	2.1
Energy Select Sector SPDR Fund	2.0
iShares U.S. Real Estate ETF	1.8
Health Care Select Sector SPDR Fund	0.8
iPath Series B S&P 500 VIX Short-Term Futures ETN	0.7
Industrial Select Sector SPDR Fund, Expiration: 10/03/2025; Exercise Price: $151.00	(0.1)

Material Fund Change [Text Block]

How has the Fund changed?

Effective October 15, 2025, the section of the Fund's SAI titled “Portfolio Manager Fund Ownership” was deleted in its entirety and replaced with the following disclosure:

Portfolio Manager Fund Ownership. The Fund is required to show the dollar range of each portfolio manager’s “beneficial ownership” of Shares as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

As of March 31, 2025, Robert J. Pascarella beneficially owned Shares of the Fund with a value in the range of $100,001-$500,000 and Erik O. Thompson beneficially owned Shares of the Fund with value in excess $1,000,000. No Shares were owned by any other portfolio manager.

[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.